Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net Income (in Thousands)	ASV + Professional Services Growth (Company Selected Measure)(in millions)(4)
2024	$7,584,472	$3,005,247	$2,317,286	$1,458,270	$123.66	$182.66	$537,126	$101.4
2023	$6,862,015	$5,673,690	$2,375,318	$2,142,762	$127.63	$134.28	$468,173	$143.7
2022	$6,604,998	$15,375,286	$2,510,807	$3,961,318	$125.90	$127.23	$396,917	$163.9
2021	$5,468,745	$8,746,557	$2,170,212	$2,830,993	$109.56	$151.97	$399,590	$115.1

Company Selected Measure Name	ASV + Professional Services Growth
Peer Group Issuers, Footnote	For FactSet and the Peer Group Total Shareholder Return, the TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on August 31, 2020. Peer Group Total Shareholder Return reflects the TSR of the Dow Jones U.S. Financial Services Index, one of the industry index peer groups used in the Company's Stock Performance Graph in our 2024 Annual Report on Form 10-K included pursuant to Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 7,584,472	$ 6,862,015	$ 6,604,998	$ 5,468,745
PEO Actually Paid Compensation Amount	$ 3,005,247	5,673,690	15,375,286	8,746,557
Adjustment To PEO Compensation, Footnote	Mr. Snow served as the Company's PEO for fiscal 2021, 2022, 2023, and 2024. SEC rules require certain adjustments to be made to the amounts reported in the Summary Compensation Table ("SCT") in order to calculate CAP as shown in the table above. The following table details the applicable adjustments to the SCT Total for our PEO that were made to calculate PEO CAP. CAP does not reflect the actual amount of compensation that was or may be earned by or paid to our PEO during the applicable fiscal year. The PEO CAP for fiscal 2021-2023 has been updated from the amounts reported in our 2023 Proxy Statement to correct certain calculations based on our PEO's stock option grant vesting schedule.

PEO SCT Total to CAP Reconciliation	FY2024	FY2023	FY2022	FY2021
Summary Compensation Table Total	$7,584,472	$6,862,015	$6,604,998	$5,468,745
Deduction for SCT "Stock Awards" column value	$(3,000,011)	$(2,500,166)	$(2,250,063)	$(1,750,063)
Deduction for SCT "Option Awards" column value	$(3,000,075)	$(2,500,089)	$(2,250,035)	$(1,750,005)
Deduction for SCT "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column value	$—	$—	$—	$—
Total Deductions from SCT	$(6,000,086)	$(5,000,255)	$(4,500,098)	$(3,500,068)
Increase for Service Cost and Prior Service Cost for Pension Plans	$—	$—	$—	$—
Increase for year end fair value of unvested equity granted during year	$3,444,963	$4,531,366	$5,509,555	$5,184,817
Increase/(Deduction) for change in fair value of unvested equity granted in prior years	$(1,537,645)	$185,152	$6,162,251	$2,784,260
Increase for vesting date fair value of equity granted and vested during year	$—	$—	$—	$—
Increase/(Deduction) for change in fair value of vested equity granted in prior years	$(486,457)	$(904,588)	$1,598,580	$(1,191,197)
Deduction for fair value of equity that failed to meet vesting conditions during the year	$—	$—	$—	$—
Increase based on value of dividends not otherwise reflected in fair value or total compensation	$—	$—	$—	$—
Total Adjustments	$1,420,861	$3,811,930	$13,270,386	$6,777,880
CAP (SCT minus deductions plus total adjustments)	$3,005,247	$5,673,690	$15,375,286	$8,746,557

Non-PEO NEO Average Total Compensation Amount	$ 2,317,286	2,375,318	2,510,807	2,170,212
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,458,270	2,142,762	3,961,318	2,830,993
Adjustment to Non-PEO NEO Compensation Footnote	For fiscal 2024, our non-PEO NEOs were Helen Shan, Goran Skoko, Katherine M. Stepp, Catrina Harding, and Linda S. Huber. For fiscal 2022 and 2023, our non-PEO NEOs were Linda S. Huber, Helen Shan, Goran Skoko and Robert J. Robie. For fiscal 2021, our non-PEO NEOs were Helen Shan, Goran Skoko, Gene Fernandez and Rachel Stern. SEC rules require certain adjustments to be made to the amounts reported in the SCT in order to calculate CAP as shown in the table above. The following table details the applicable adjustments to the SCT Total for our non-PEO NEOs that were made to calculate non-PEO NEO CAP. CAP does not reflect the actual amount of compensation that was or may be earned by or paid to our non-PEO NEOs during the applicable fiscal year. The non-PEO NEO CAP for fiscal 2021-2023 has been updated from the amounts reported in our 2023 Proxy Statement to align with the latest SEC guidance relating to retirement eligibility and the treatment of equity awards.

Non-PEO NEO SCT Total to CAP Reconciliation	FY2024	FY2023	FY2022	FY2021
Summary Compensation Table Total	$2,317,286	$2,375,318	$2,510,807	$2,170,212
Deduction for SCT "Stock Awards" column value	$(615,204)	$(647,053)	$(742,524)	$(581,411)
Deduction for SCT "Option Awards" column value	$(615,078)	$(646,943)	$(556,314)	$(581,270)
Deduction for SCT "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column value	$—	$—	$—	$—
Total Deductions from SCT	$(1,230,282)	$(1,293,996)	$(1,298,838)	$(1,162,681)
Increase for Service Cost and Prior Service Cost for Pension Plans	$—	$—	$—	$—
Increase for year end fair value of unvested equity granted during year	$706,333	$1,172,650	$1,550,995	$1,624,592
Increase/(Deduction) for change in fair value of unvested equity granted in prior years	$(297,616)	$20,670	$1,011,199	$420,703
Increase for vesting date fair value of equity granted and vested during year	$—	$—	$—	$—
Increase/(Deduction) for change in fair value of vested equity granted in prior years	$(37,451)	$(131,880)	$187,155	$(221,833)
Deduction for fair value of equity that failed to meet vesting conditions during the year	$—	$—	$—	$—
Increase based on value of dividends not otherwise reflected in fair value or total compensation	$—	$—	$—	$—
Total Adjustments	$371,266	$1,061,440	$2,749,349	$1,823,462
CAP (SCT minus deductions plus total adjustments)	$1,458,270	$2,142,762	$3,961,318	$2,830,993

Compensation Actually Paid vs. Total Shareholder Return
The following graph shows PEO and average non-PEO NEO CAP, as defined above, and FactSet's TSR during the four most recently completed fiscal years, as well as the TSR of the Dow Jones U.S. Financial Services Index, one of the industry index peer groups used in our Stock Performance Graph in our 2024 Annual Report on Form 10-K.

Compensation Actually Paid vs. Net Income	The following graph shows PEO and average non-PEO NEO CAP, as defined above, and our net income during the four most recently completed fiscal years.
Compensation Actually Paid vs. Company Selected Measure	The following graph shows PEO and average non-PEO NEO CAP, as defined above, and FactSet's CSM, ASV + Professional Services Growth, during the four most recently completed fiscal years.
Total Shareholder Return Vs Peer Group
The following graph shows PEO and average non-PEO NEO CAP, as defined above, and FactSet's TSR during the four most recently completed fiscal years, as well as the TSR of the Dow Jones U.S. Financial Services Index, one of the industry index peer groups used in our Stock Performance Graph in our 2024 Annual Report on Form 10-K.

Tabular List, Table

Performance Measure
ASV + Professional Services Growth
Adjusted Operating Margin
Adjusted Cumulative Operating Earnings
Adjusted Cumulative Revenues

Total Shareholder Return Amount	$ 123.66	127.63	125.90	109.56
Peer Group Total Shareholder Return Amount	182.66	134.28	127.23	151.97
Net Income (Loss)	$ 537,126,000	$ 468,173,000	$ 396,917,000	$ 399,590,000
Company Selected Measure Amount	101,400,000	143,700,000	163,900,000	115,100,000
Measure:: 1
Pay vs Performance Disclosure
Name	ASV + Professional Services Growth
Non-GAAP Measure Description	In accordance with SEC rules, we are required to include in the PVP table the "most important" financial performance measure used to link compensation of our NEOs to Company performance during fiscal 2024. We have selected ASV + Professional Services Growth as this required Company Selected Measure ("CSM"). This metric is a key performance measure used for the annual incentive plan ("AIP") for our NEOs. We believe ASV + Professional Services Growth reflects our ability to grow recurring revenues and generate positive cash flow and is a key indicator of the successful execution of our business strategy. ASV + Professional Services Growth is indicative of growth in adjusted cumulative revenues, which is the performance measure for 50% of the PSUs granted to our PEO and non-PEO NEOs. "ASV" at any point in time represents our forward-looking revenues for the next 12 months from all subscription services currently being supplied to clients, excluding revenues from Professional Services. "Professional Services" are revenues derived from project-based consulting and implementation, annualized over the past 12 months. "ASV + Professional Services Growth" reflects the year-over-year increase in ASV + Professional Services.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Cumulative Operating Earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Cumulative Revenues
PEO
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Deductions	$ (6,000,086)	$ (5,000,255)	$ (4,500,098)	$ (3,500,068)
Adjustment To Compensation Amount, Total Adjustments	1,420,861	3,811,930	13,270,386	6,777,880
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,444,963	4,531,366	5,509,555	5,184,817
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,537,645)	185,152	6,162,251	2,784,260
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(486,457)	(904,588)	1,598,580	(1,191,197)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,000,011)	(2,500,166)	(2,250,063)	(1,750,063)
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,000,075)	(2,500,089)	(2,250,035)	(1,750,005)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Deductions	(1,230,282)	(1,293,996)	(1,298,838)	(1,162,681)
Adjustment To Compensation Amount, Total Adjustments	371,266	1,061,440	2,749,349	1,823,462
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	706,333	1,172,650	1,550,995	1,624,592
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(297,616)	20,670	1,011,199	420,703
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,451)	(131,880)	187,155	(221,833)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(615,204)	(647,053)	(742,524)	(581,411)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (615,078)	$ (646,943)	$ (556,314)	$ (581,270)